SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2020
Statement of cash flows [abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
	Year Ended December 31,
	2020	2019	2018
Supplementary information
Non-Cash Financing and Investing Activities
Shares issued on acquisition of mineral property	$2,000,000	$-	$-
Bonus shares	$640,400	$115,000	$-
Shares for services	$80,500	$241,003	$-
Shares issued to settle debt	$-	$43,030	$-
Share issued recorded as prepaid expenses	$-	$35,000	$-
Subscription receivable	$-	$30,497	$-
Warrants issued for mineral property	$-	$-	$181,944
Finders units	$24,000	$-	$-
Broker warrants	$226,917	$-	$-
Depreciation included in mineral property	$46,932	$3,487	$27,387
Equipment expenditures included in accounts payable	$-	$472,213	$489,890
Fair value loss/gain on marketable securities	$-	$-	$12,160
Mineral property expenditures included in accounts payable	$681,781	$1,252,796	$1,067,747
Share-based payments capitalized in mineral properties	$211,627	$119,028	$205,057
Reclassification of contributed surplus on exercise of options	$272,848	$153,845	$15,350
Reclassification of contributed surplus on exercise of warrants	$166,628	$28,478	$10,650